Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net Income (Loss)	$ 2,780	$ 161	$ 131
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Policyholder charges on investment type contracts	(18)	(24)	(46)
Net realized investment gains	(117)
Interest credited to policyholder account balances	4	8	9
Deferred income charges	(2)	197	675
Amortization of bond premium and discount	61	75	86
Amortization and write off of deferred charges	26	26	21
Increase (Decrease) in Accrued investment income	(54)	(16)	9
Increase (Decrease) in Reinsurance recoverable	273	326	611
Increase (Decrease) in Premiums receivable	2	4	2
Increase (Decrease) in Other assets and receivables	(1,828)	356	(1,079)
Increase (Decrease) in Federal income taxes recoverable from affiliate	1,281	87	1,892
Increase (Decrease) in Insurance reserves	(831)	(828)	(916)
Increase (Decrease) in Unearned premiums	(2)		(1)
Increase (Decrease) in other liabilities	9,412	955	2,892
Net cash provided by operating activities	10,987	1,327	4,286
Cash flows from investing activities:
Purchases of Debt Securities	(8,760)	(7,535)
Proceeds from sale or maturity of Debt Securities	8,987	750	1,665
Net payments received on policy loans	104	6
Net cash provided by (used in) investing activities	331	(6,779)	1,665
Cash flows from financing activities:
Policyholder account deposits	596,817	252,273	89,726
Policyholder account withdrawals	(12,250)	(3,581)	(930)
Assets on deposit - deposits	(596,492)	(252,273)	(89,382)
Assets on deposit - withdrawals	12,098	3,531	813
Change in bank overdrafts			1
Net cash provided by (used in) financing activities	173	(51)	228
Change in cash and cash equivalents	11,491	(5,503)	6,179
Cash and cash equivalents at beginning of period	5,602	11,105	4,926
Cash and cash equivalents at end of period	17,093	5,602	11,105
Supplemental disclosure of cash information:
Cash received during the period for income taxes	$ (170)	$ 273	$ 2,318